Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund
Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Small and Mid-Cap Growth Oppenheimer Small & Mid Cap Growth Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small and Mid-Cap Growth Oppenheimer Small & Mid Cap Growth Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.63%	0.98%	0.67%	0.67%	0.14%
Total Annual Fund Operating Expenses		1.77%	2.88%	2.57%	2.07%	1.04%
Fee Waiver and Expense Reimbursement	[1]	(0.15%)	(0.46%)	(0.20%)	(0.21%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.62%	2.42%	2.37%	1.86%	1.04%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,091	1,474	2,544
Class B	748	1,160	1,698	2,695
Class C	343	790	1,364	2,927
Class N	291	635	1,105	2,408
Class Y	107	333	577	1,277

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,091	1,474	2,544
Class B	248	860	1,498	2,695
Class C	243	790	1,364	2,927
Class N	191	635	1,105	2,408
Class Y	107	333	577	1,277

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose market capitalizations range from the company with the smallest market capitalization in the Russell 2000�� Index, a broad based small-cap index (currently  $13.5 million) to the company with the largest market capitalization in the Russell MidCap�� Index, a broad based mid-cap index (currently  $15.7 billion). The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company's capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer's capitalization moves outside of the Fund's definition of small- and mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. In selecting investments for the Fund, the portfolio manager looks for companies with high growth potential using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position.
The portfolio manager currently focuses on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund emphasizing small- and mid-cap stock investments. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or life of class, if less) compare with those of three broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 35.54% (2nd Qtr 01) and the lowest return was -27.52% (3rd Qtr 01). For the period from January 1, 2010 through December 31, 2010, the cumulative return before sales charges and taxes was 26.38%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns of each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. On June 30, 2010, the Fund expanded its investment strategy to include investments in companies that are within the range of market capitalizations of the Russell MidCap�� Growth Index. That index was added to provide a more meaningful comparison of the Fund's performance in light of the change to the Fund's investment strategy.

Average Annual Total Returns Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 1, 2000	19.11%	3.54%	3.13%
Class A After Taxes on Distributions			19.11%	2.69%	2.71%
Class A After Taxes on Distributions and Sales			12.42%	2.72%	2.55%
Class B		Nov 1, 2000	20.32%	3.59%	3.24%
Class C		Nov 1, 2000	24.35%	3.96%	2.93%
Class N		Mar 1, 2001	25.03%	4.53%	5.23%
Class Y		Nov 1, 2000	27.07%	5.40%	4.32%
Russell 2500 Growth Index			28.86%	5.63%	4.19%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				5.38%
Russell 2000 Growth Index			29.09%	5.30%	3.78%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				4.58%
Russell MidCap Growth Index			26.38%	4.88%	3.12%
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				4.59%
[1]	From 2-28-01

Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund
Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Small and Mid-Cap Growth Oppenheimer Small & Mid Cap Growth Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small and Mid-Cap Growth Oppenheimer Small & Mid Cap Growth Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.63%	0.98%	0.67%	0.67%	0.14%
Total Annual Fund Operating Expenses		1.77%	2.88%	2.57%	2.07%	1.04%
Fee Waiver and Expense Reimbursement	[1]	(0.15%)	(0.46%)	(0.20%)	(0.21%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.62%	2.42%	2.37%	1.86%	1.04%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,091	1,474	2,544
Class B	748	1,160	1,698	2,695
Class C	343	790	1,364	2,927
Class N	291	635	1,105	2,408
Class Y	107	333	577	1,277

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,091	1,474	2,544
Class B	248	860	1,498	2,695
Class C	243	790	1,364	2,927
Class N	191	635	1,105	2,408
Class Y	107	333	577	1,277

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose market capitalizations range from the company with the smallest market capitalization in the Russell 2000�� Index, a broad based small-cap index (currently  $13.5 million) to the company with the largest market capitalization in the Russell MidCap�� Index, a broad based mid-cap index (currently  $15.7 billion). The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company's capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer's capitalization moves outside of the Fund's definition of small- and mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. In selecting investments for the Fund, the portfolio manager looks for companies with high growth potential using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position.
The portfolio manager currently focuses on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund emphasizing small- and mid-cap stock investments. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or life of class, if less) compare with those of three broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 35.54% (2nd Qtr 01) and the lowest return was -27.52% (3rd Qtr 01). For the period from January 1, 2010 through December 31, 2010, the cumulative return before sales charges and taxes was 26.38%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns of each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. On June 30, 2010, the Fund expanded its investment strategy to include investments in companies that are within the range of market capitalizations of the Russell MidCap�� Growth Index. That index was added to provide a more meaningful comparison of the Fund's performance in light of the change to the Fund's investment strategy.

Average Annual Total Returns Oppenheimer Small & Mid Cap Growth Fund Small and Mid-Cap Growth		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 1, 2000	19.11%	3.54%	3.13%
Class A After Taxes on Distributions			19.11%	2.69%	2.71%
Class A After Taxes on Distributions and Sales			12.42%	2.72%	2.55%
Class B		Nov 1, 2000	20.32%	3.59%	3.24%
Class C		Nov 1, 2000	24.35%	3.96%	2.93%
Class N		Mar 1, 2001	25.03%	4.53%	5.23%
Class Y		Nov 1, 2000	27.07%	5.40%	4.32%
Russell 2500 Growth Index			28.86%	5.63%	4.19%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				5.38%
Russell 2000 Growth Index			29.09%	5.30%	3.78%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				4.58%
Russell MidCap Growth Index			26.38%	4.88%	3.12%
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				4.59%
[1]	From 2-28-01

Shareholder Fees (Small and Mid-Cap Growth, Oppenheimer Small & Mid Cap Growth Fund)	0 Months Ended
Mar. 07, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Small and Mid-Cap Growth, Oppenheimer Small & Mid Cap Growth Fund)	0 Months Ended
	Mar. 07, 2011
Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.62%
Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.98%
Total Annual Fund Operating Expenses	2.88%
Fee Waiver and Expense Reimbursement	(0.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.42%
Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.57%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.37%
Class N
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.86%
Class Y
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.04%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Average Annual Total Returns (Small and Mid-Cap Growth, Oppenheimer Small & Mid Cap Growth Fund)	0 Months Ended
	Mar. 07, 2011
Class A
Average Annual Return:
1 Year	19.11%
5 Years	3.54%
10 Years (or life of class, if less)	3.13%
Inception Date	Nov 1, 2000
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	19.11%
5 Years	2.69%
10 Years (or life of class, if less)	2.71%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.42%
5 Years	2.72%
10 Years (or life of class, if less)	2.55%
Class B
Average Annual Return:
1 Year	20.32%
5 Years	3.59%
10 Years (or life of class, if less)	3.24%
Inception Date	Nov 1, 2000
Class C
Average Annual Return:
1 Year	24.35%
5 Years	3.96%
10 Years (or life of class, if less)	2.93%
Inception Date	Nov 1, 2000
Class N
Average Annual Return:
1 Year	25.03%
5 Years	4.53%
10 Years (or life of class, if less)	5.23%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	27.07%
5 Years	5.40%
10 Years (or life of class, if less)	4.32%
Inception Date	Nov 1, 2000
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.59%	[1]
Russell 2000 Growth Index
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years (or life of class, if less)	3.78%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.38%	[1]
Russell 2500 Growth Index
Average Annual Return:
1 Year	28.86%
5 Years	5.63%
10 Years (or life of class, if less)	4.19%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.58%	[1]
Russell MidCap Growth Index
Average Annual Return:
1 Year	26.38%
5 Years	4.88%
10 Years (or life of class, if less)	3.12%

[1]	From 2-28-01

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 29, 2010
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER SMALL- & MID-CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001121966
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose market capitalizations range from the company with the smallest market capitalization in the Russell 2000�� Index, a broad based small-cap index (currently  $13.5 million) to the company with the largest market capitalization in the Russell MidCap�� Index, a broad based mid-cap index (currently  $15.7 billion). The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company's capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer's capitalization moves outside of the Fund's definition of small- and mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. In selecting investments for the Fund, the portfolio manager looks for companies with high growth potential using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position.
The portfolio manager currently focuses on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund emphasizing small- and mid-cap stock investments. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or life of class, if less) compare with those of three broad measures of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/SmallMidCapGrowthFund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	0.41%
Annual Return 2002	rr_AnnualReturn2002	(36.78%)
Annual Return 2003	rr_AnnualReturn2003	63.53%
Annual Return 2004	rr_AnnualReturn2004	5.35%
Annual Return 2005	rr_AnnualReturn2005	4.61%
Annual Return 2006	rr_AnnualReturn2006	6.75%
Annual Return 2007	rr_AnnualReturn2007	23.35%
Annual Return 2008	rr_AnnualReturn2008	(38.89%)
Annual Return 2009	rr_AnnualReturn2009	24.16%
Annual Return 2010	rr_AnnualReturn2010	26.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 35.54% (2nd Qtr 01) and the lowest return was -27.52% (3rd Qtr 01). For the period from January 1, 2010 through December 31, 2010, the cumulative return before sales charges and taxes was 26.38%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns are shown for only one class and after-tax returns for other classes will vary. On June 30, 2010, the Fund expanded its investment strategy to include investments in companies that are within the range of market capitalizations of the Russell MidCap�� Growth Index. That index was added to provide a more meaningful comparison of the Fund's performance in light of the change to the Fund's investment strategy.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns of each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. On June 30, 2010, the Fund expanded its investment strategy to include investments in companies that are within the range of market capitalizations of the Russell MidCap�� Growth Index. That index was added to provide a more meaningful comparison of the Fund's performance in light of the change to the Fund's investment strategy.

Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	732
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,091
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
1 Year	rr_AverageAnnualReturnYear01	19.11%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.11%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.71%
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.55%
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,695
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,695
1 Year	rr_AverageAnnualReturnYear01	20.32%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,927
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	790
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,364
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,927
1 Year	rr_AverageAnnualReturnYear01	24.35%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,408
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,277
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,277
1 Year	rr_AverageAnnualReturnYear01	27.07%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.59%	[1]
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.78%
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.38%	[1]
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.19%
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.58%	[1]
Small and Mid-Cap Growth | Oppenheimer Small & Mid Cap Growth Fund | Russell MidCap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.12%
[1]	From 2-28-01
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may not be amended or withdrawn until one year from the date of this prospectus.